Document and Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document and Entity Information
Entity Registrant Name	WESTPAC BANKING CORP
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-10167
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	275 Kent Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	NSW 2000
Entity Address, Country	AU
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	3,509,076,960
Entity Central Index Key	0000719245
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Firm ID	1379
Auditor Name	PricewaterhouseCoopers
Auditor Location	Sydney, Australia
Business Contact
Document and Entity Information
Entity Address, Address Line One	575 Fifth Avenue, 39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-2422
Contact Personnel Name	Branch Manager
City Area Code	212
Local Phone Number	551-1800